Transactions with Related Parties (Details) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Oct. 19, 2022 USD ($)	Oct. 17, 2022 USD ($) $ / shares shares	Jan. 27, 2022 shares	Mar. 31, 2022 USD ($) Advance	Dec. 15, 2022 $ / shares	Sep. 15, 2022 $ / shares	Dec. 15, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 01, 2022 $ / shares	Mar. 02, 2022 USD ($)
Transaction with Related Parties [Abstract]
Due to related parties								$ 245	$ 335
Proceeds from related party loan								0	5,000	$ 0
Amortization of arrangement fees								$ 244	$ 402	$ 143
Common stock, shares that can be exchanged (in shares) | shares										271,078
Common stock, par value (in dollars per share) | $ / shares								$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, par value (in dollars per share) | $ / shares								$ 0.01	$ 0.01
Common stock, number of shares tendered for exchange (in shares) | shares			188,974
Repayment of related party loan	$ 70							$ 0	$ 70	$ 0
Payment of dividends on preferred shares								1,889	941	0
Gain from property sale								$ 0	$ 0	$ 137
Series B Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Common stock, shares that can be exchanged (in shares) | shares		657,396						0	0
Preferred stock, par value (in dollars per share) | $ / shares										$ 0.01
Preferred stock, shares issued upon exchange for each common share (in shares) | shares										4.2
Series B preferred shares issued in exchange for common shares (in shares) | shares			793,657
Preferred stock, cash conversion price		$ 4,930
Dividend rate percentage								4.00%
Payment of dividends on preferred shares								$ 55	$ 530
Dividend per share (in dollars per share) | $ / shares						$ 0.875
Accrued dividends payable								$ 2	$ 7
Series C Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Common stock, shares that can be exchanged (in shares) | shares								1,314,792	1,314,792
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.01
Common stock, number of shares tendered for exchange (in shares) | shares								57,490
Series C preferred shares issued in exchange for Series B preferred shares (in shares) | shares		1,314,792
Preferred stock, cash conversion price		$ 4,930
Dividend rate percentage								5.00%
Payment of dividends on preferred shares								$ 1,834	$ 411
Dividend per share (in dollars per share) | $ / shares					$ 0.3125			$ 1.25
Accrued dividends payable								$ 74	82
Maximum [Member]
Transaction with Related Parties [Abstract]
Common stock, shares that can be exchanged (in shares) | shares										271,078
Unsecured Credit Facility [Member]
Transaction with Related Parties [Abstract]
Interest rate								9.00%
Related Party [Member] | Pure Brokerage [Member]
Transaction with Related Parties [Abstract]
Due to related parties								$ 245	335
Related Party [Member] | Pure Brokerage [Member] | Commissions [Member] | Voyage Expenses [Member]
Transaction with Related Parties [Abstract]
Related party transaction amount								1,345	887	$ 431
Related Party [Member] | Pure Brokerage [Member] | Brokerage Fees [Member] | General and Administrative Expenses [Member]
Transaction with Related Parties [Abstract]
Related party transaction amount								286	204	180
Related Party [Member] | Mango Shipping Corp. [Member] | Series B Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Payment of dividends on preferred shares							$ 411		411
Related Party [Member] | Mango Shipping Corp. [Member] | Series C Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Payment of dividends on preferred shares								1,643	411
Accrued dividends payable								$ 64	82
Related Party [Member] | Mango Shipping Corp. [Member] | Unsecured Credit Facility [Member]
Transaction with Related Parties [Abstract]
Maximum borrowing capacity												$ 5,000
Term								1 year
Interest rate								9.00%
Arrangement fees capitalized								$ 200
Commitment fee percentage								3.00%
Proceeds from related party loan				$ 5,000
Number of advances under related party loan | Advance				2
Related Party [Member] | Mango Shipping Corp. [Member] | Unsecured Credit Facility [Member] | Interest and Finance Costs [Member]
Transaction with Related Parties [Abstract]
Interest and commitment fees									277
Amortization of arrangement fees									$ 200
Related Party [Member] | Aliki Paliou [Member] | Series B Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Series B preferred shares issued in exchange for common shares (in shares) | shares			657,396
Related Party [Member] | Andreas Michalopoulos [Member] | Series B Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Series B preferred shares issued in exchange for common shares (in shares) | shares			28,171
Ex Related Parties [Member]
Transaction with Related Parties [Abstract]
Related party transaction amount										$ 18